Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Related Party Transactions

Note 8: Related Party Transactions

The Company has signed a consulting agreement with a related party, Deep Isolation, Inc., a company co-founded by Deep Fission’s co-founder and CEO. to develop generic technical and regulatory guidance for management of the Company. The Company has paid certain administrative expenses totaling $12,500 and $0 during the nine months ended September 30, 2025 and 2024, respectively.

During 2023, the Company received $10,000 in exchange for a loan payable to a related party. The loan was due on demand and carried interest of 6% per annum. The loan was repaid in full, with interest during the nine months ended September 30, 2024.

See Note 7 for related party options granted.

Note 9: Related Party Transactions

The Company has signed a consulting agreement with a related party, Deep Isolation, Inc., a company co-founded by Deep Fission’s co-founder and CEO. to develop generic technical and regulatory guidance for management of the Company. The Company has paid certain administrative expenses totaling $4,000 during the year ended December 31, 2024.

See Note 7 for restricted common stock issued to related parties.

During 2023, the Company received $10,000 in exchange for a loan payable to a related party. The loan was due on demand and carried interest of 6% per annum. The loan was repaid in full, with interest in 2024.